Annual Total Returns [BarChart] - JPMorgan 100% U.S. Treasury Securities Money Market Fund - CAPITAL SHARES	Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	0.01%
Annual Return 2011	none
Annual Return 2012	none
Annual Return 2013	none
Annual Return 2014	none
Annual Return 2015	none
Annual Return 2016	0.18%
Annual Return 2017	0.73%
Annual Return 2018	1.70%
Annual Return 2019	2.04%